CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Tables)	12 Months Ended
Jun. 30, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
The following condensed financial statements summarize the financial position of Kentucky First Federal Bancorp as of June 30, 2013 and 2012, and the results of its operations and its cash flows for the fiscal years ended June 30, 2013 and 2012.

KENTUCKY FIRST FEDERAL BANCORP
BALANCE SHEETS
June 30, 2013 and 2012
(In thousands)

	2013	2012

ASSETS

Interest-bearing deposits in First Federal of Hazard	$1,085	$425
Interest-bearing deposits in First Federal of Frankfort	762	427
Other interest-bearing deposits	43	39
Investment in First Federal of Hazard	16,967	22,640
Investment in Frankfort First	47,270	34,977
Prepaid expenses and other assets	535	456

Total assets	$66,662	$58,964

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accounts payable and other liabilities	$40	$111

Total liabilities	40	111

Shareholders’ equity
Common stock	86	86
Additional paid-in capital	34,732	36,870
Retained earnings	33,604	31,971
Shares acquired by stock benefit plans	(1,626)	(1,772)
Shares acquired for treasury – at cost	(197)	(8,305)
Accumulated other comprehensive income	23	3
Total shareholders’ equity	66,622	58,853

Total liabilities and shareholders’ equity	$66,662	$58,964

Condensed Income Statement [Table Text Block]
KENTUCKY FIRST FEDERAL BANCORP
STATEMENTS OF INCOME
Years ended June 30, 2013 and 2012
(Dollar amounts in thousands)

	2013	2012
Income
Interest income	$122	$121
Dividends from First Federal of Hazard	6,480	—
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	(5,745)	886
Dividends from Frankfort First	—	—
Equity in undistributed earnings of Frankfort First	2,823	1,306
Total income	3,680	2,313

Non-interest expenses	752	838

Earnings before income taxes	2,928	1,475

Federal income tax expense (benefit)	12	(240)

NET INCOME	$2,916	$1,715

Condensed Cash Flow Statement [Table Text Block]
KENTUCKY FIRST FEDERAL BANCORP
STATEMENTS OF CASH FLOWS
For Years ended June 30, 2013 and 2012
(Dollar amounts in thousands)

	2013	2012
Cash flows from operating activities:
Net earnings for the year	$2,916	$1,715
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	2,921	(2,192)
Noncash compensation expense	467	134
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(79)	65
Other liabilities	(71)	(246)
Net cash provided by operating activities	6,154	(524)

	2013	2012
Cash flows from financing activities:
Dividends paid on common stock	(1,283)	(1,604)
Acquisition of CKF Bancorp, net of cash acquired	(3,466)
Repurchase of treasury shares	(—)	(135)
Net cash used in financing activities	(4,749)	(1,739)

Net increase (decrease) in cash and cash equivalents	999	(2,263)

Cash and cash equivalents at beginning of year	891	3,154

Cash and cash equivalents at end of year	$1,890	$891